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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     (No. 333-33978)                                                         [X]

     Pre-Effective Amendment No. __                                          [ ]

     Post-Effective Amendment No. 52                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
     OF 1940 (No. 811-09885)                                                 [X]

     Amendment No. 53                                                        [X]

                        (Check appropriate box or boxes.)

JANUS ADVISER SERIES
(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805
Address of Principal Executive Offices (Zip Code)

Registrant's Telephone No., including Area Code: 303-333-3863

Stephanie Grauerholz-Lofton - 151 Detroit Street, Denver, Colorado 80206-4805 (Name and Address of Agent for Service)

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on December 31, 2008 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
          (Post-Effective Amendment No. 50)

===============================================================================

                                EXPLANATORY NOTE
        Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 46 under the Securities Act of 1933, as amended, and Amendment No. 47 under the Investment Company Act of 1940, as amended, was filed pursuant to Rule 485(a)(2) on July 8, 2008 (the "Amendment") and pursuant to that paragraph would become effective on September 30, 2008. Post-Effective Amendment No. 48 under the Securities Act of 1933, as amended, and Amendment No. 49 under the Investment Company Act of 1940, as amended, was filed pursuant to Rule 485(b) on September 29, 2008, designating October 29, 2008 as a new effective date for the Amendment. Post-Effective Amendment No. 49 under the Securities Act of 1933, as amended, and Amendment No. 50 under the Investment Company Act of 1940, as amended, was filed pursuant to Rule 485(b) on October 28, 2008, designating November 26, 2008 as a new effective date for the Amendment. Post-Effective Amendment No. 50 under the Securities Act of 1933, as amended, and Amendment No. 51 under the Investment Company Act of 1940, as amended, was filed pursuant to Rule 485(b) on November 25, 2008, designating December 18, 2008 as a new effective date for the Amendment.

This Post-Effective Amendment No. 52 under the Securities Act of 1933, as amended, and Amendment No. 53 under the Investment Company Act of 1940, as amended, is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 31, 2008 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 52 incorporates by reference the information contained in Parts A, B and C of the Amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 17th day of December, 2008.

                                        JANUS ADVISER SERIES


                                        By: /s/ Robin C. Beery
                                            ------------------------------------
                                            Robin C. Beery, President and Chief
                                            Executive Officer

     Janus Adviser Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003 ("Trust Instrument") under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                             Title                       Date
-------------------------------------   --------------------------------   -----------------


/s/ Robin C. Beery                      President and Chief Executive      December 17, 2008
-------------------------------------   Officer (Principal Executive
Robin C. Beery                          Officer)


/s/ Jesper Nergaard                     Vice President, Chief Financial    December 17, 2008
-------------------------------------   Officer, Treasurer and Principal
Jesper Nergaard                         Accounting Officer (Principal
                                        Financial Officer and Principal
                                        Accounting Officer)



William F. McCalpin*                    Chairman and Trustee               December 17, 2008
-------------------------------------
William F. McCalpin


Jerome S. Contro*                       Trustee                            December 17, 2008
-------------------------------------
Jerome S. Contro


John W. McCarter, Jr.*                  Trustee                            December 17, 2008
-------------------------------------
John W. McCarter, Jr.


Dennis B. Mullen*                       Trustee                            December 17, 2008
-------------------------------------
Dennis B. Mullen


James T. Rothe*                         Trustee                            December 17, 2008
-------------------------------------
James T. Rothe


William D. Stewart*                     Trustee                            December 17, 2008
-------------------------------------
William D. Stewart


Martin H. Waldinger*                    Trustee                            December 17, 2008
-------------------------------------
Martin H. Waldinger


Linda S. Wolf*                          Trustee                            December 17, 2008
-------------------------------------
Linda S. Wolf


    /s/ Stephanie Grauerholz-Lofton
    ---------------------------------
    *By Stephanie Grauerholz-Lofton
        Attorney-in-Fact
        Pursuant to Powers of Attorney, dated April 11, 2008, incorporated by reference to Exhibit 15(e) to Post-Effective Amendment No. 44, filed on May 30, 2008